Related Party Agreements and Transactions Related Party Agreements and Transactions (Long Term Receivables from Related Parties) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Long-term receivables - related parties	$ 25	$ 0
MPC [Member]
Related Party Transaction [Line Items]
Long-term receivables - related parties	$ 25	$ 0